Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Description of accounting policy for measuring inventories [text block] [Abstract]
Schedule of inventories
	December 31, 2021	December 31, 2020

Raw materials	116	79
Finish goods	239	11
Total	355	90